Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 83.9%
Government National Mortgage Association:
2.5%, 7/1/2050 (a)	175,300,000	184,497,991
2.99%, 4/15/2042	109,934	114,210
3.0%, with various maturities from 9/15/2042 until 7/1/2050 (a)	432,060,687	458,467,212
3.5%, with various maturities from 11/20/2041 until 2/20/2048	359,959,619	387,946,956
4.0%, with various maturities from 8/20/2040 until 12/20/2047	56,912,066	61,108,945
4.25%, with various maturities from 5/15/2041 until 10/15/2041	562,812	600,146
4.49%, with various maturities from 6/15/2041 until 7/15/2041	801,294	876,346
4.5%, with various maturities from 8/15/2039 until 4/15/2041	18,147,041	20,421,929
4.55%, 1/15/2041	1,288,969	1,446,243
4.625%, 5/15/2041	215,294	236,795
5.0%, with various maturities from 3/20/2029 until 7/20/2041	34,517,567	38,921,401
5.5%, with various maturities from 1/15/2034 until 6/15/2042	42,467,413	49,697,448
6.0%, with various maturities from 12/15/2022 until 1/15/2039	11,880,539	14,133,442
6.5%, with various maturities from 6/20/2032 until 3/20/2039	7,717,131	9,415,341
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,727,905	2,044,712
7.5%, with various maturities from 6/20/2022 until 8/20/2032	85,578	102,216
Total Government National Mortgage Association (Cost $1,209,179,971)		1,230,031,333
Asset-Backed 14.1%
Automobile Receivables 5.8%
AmeriCredit Automobile Receivables Trust:
"C", Series 2019-2, 2.74%, 4/18/2025	2,040,000	2,099,888
"A3", Series 2019-1, 2.97%, 11/20/2023	5,590,000	5,706,664
"D", Series 2017-3, 3.18%, 7/18/2023	7,700,000	7,887,621
Avis Budget Rental Car Funding AESOP LLC, "A", Series 2015-2A, 144A, 2.63%, 12/20/2021	4,600,000	4,599,447
Canadian Pacer Auto Receivables Trust, "A3", Series 2019-1A, 144A, 2.8%, 10/19/2023	7,170,000	7,376,219
Ford Credit Auto Owner Trust, "A2", Series 2020-A, 1.03%, 10/15/2022	2,630,000	2,641,817
GM Financial Automobile Leasing Trust, "A2A", Series 2020-2, 0.71%, 10/20/2022	2,770,000	2,771,712
GM Financial Consumer Automobile Receivables Trust, “A2”, Series 2020-1, 1.83%, 1/17/2023	8,806,494	8,877,375
GMF Floorplan Owner Revolving Trust, "B", Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	19,243,635
Hertz Vehicle Financing II LP, “A”, Series 2015-3A, 144A, 2.67%, 9/25/2021	4,018,399	3,960,727
Mercedes-Benz Auto Receivables Trust, "A3", Series 2020-1, 0.55%, 2/18/2025	6,000,000	6,001,874
Nissan Auto Receivables Owner Trust, "A2", Series 2020-A, 1.45%, 12/15/2022	8,820,000	8,895,651
United Auto Credit Securitization Trust:
"A", Series 2020-1, 144A, 0.85%, 5/10/2022	9,000,000	9,007,200
"A", Series 2019-1, 144A, 2.82%, 7/12/2021	409,105	409,335
Volkswagen Auto Loan Enhanced Trust, "A2A", Series 2020-1, 0.93%, 12/20/2022	9,050,000	9,084,648
World Omni Auto Receivables Trust, "A2A", Series 2020-B, 0.55%, 7/17/2023	6,090,000	6,092,617
		104,656,430
Credit Card Receivables 1.0%
World Financial Network Credit Card Master Trust, "A", Series 2018-A, 3.07%, 12/16/2024	14,187,000	14,372,936
Miscellaneous 7.3%
CNH Equipment Trust, "A2", Series 2020-A, 1.08%, 7/17/2023	4,310,000	4,320,278
Dell Equipment Finance Trust, "A1", Series 2020-1, 144A, 1.983%, 5/21/2021	5,175,866	5,195,976
HPEFS Equipment Trust, "A2", Series 2020-2A, 144A, 0.65%, 7/22/2030	29,230,000	29,225,323
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	11,870,067	12,074,262
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	5,631,515	5,645,324
Transportation Finance Equipment Trust, "A2", Series 2019-1, 144A, 1.9%, 1/24/2022	4,500,000	4,524,498
Verizon Owner Trust:
"A1B", Series 2018-1A, 144A, 1-month USD-LIBOR + 0.260%, 0.45% *, 9/20/2022	14,027,082	14,032,216
"A1A", Series 2018-A, 3.23%, 4/20/2023	11,997,000	12,261,191
		87,279,068
Total Asset-Backed (Cost $204,895,316)		206,308,434
Commercial Mortgage-Backed Securities 1.5%
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039	15,000,000	15,066,580
FHLMC Multifamily Structured Pass-Through Certificates, "X1P", Series KL05, Interest Only, 1.024% *, 6/25/2029	64,800,000	4,333,319
Wells Fargo Commercial Mortgage Trust, "A4", Series 2016-NXS6, 2.918%, 11/15/2049	2,370,000	2,522,774
Total Commercial Mortgage-Backed Securities (Cost $22,283,203)		21,922,673
Collateralized Mortgage Obligations 20.9%
Federal Home Loan Mortgage Corp.:
"KF", Series 4988, 1-month USD-LIBOR + 0.350%, 0.52% *, 7/25/2050	15,000,000	15,006,060
"CZ", Series 4113, 3.0%, 9/15/2042	4,940,192	5,061,611
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	5,757,557	502,962
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	13,461,285	1,619,845
"UZ", Series 4339, 4.0%, 2/15/2054	6,850,725	7,326,064
"UA", Series 4298, 4.0%, 2/15/2054	1,231,741	1,242,244
"DZ", Series 4887, 4.0%, 4/15/2049	6,827,310	7,561,794
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	1,885,707	18,044
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	20,254,528	3,319,454
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	86,957	17,182
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	346,402	9,579
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	8,726,223	1,859,575
"A", Series 172, Interest Only, 6.5%, 1/1/2024	53,658	4,262
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	11,572,408	2,627,725
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	83,008	81,995
"FE", Series 2018-94, 1-month USD-LIBOR + 0.400%, 0.585% *, 1/25/2049	3,321,042	3,322,946
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,237,865
"LZ", Series 2013-6, 3.5%, 2/25/2043	949,895	1,063,451
"4", Series 406, Interest Only, 4.0%, 9/25/2040	4,945,545	509,977
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	5,038,235	579,396
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	23,520,535	4,361,391
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	9,404,290	1,602,432
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	12,129,582	2,543,996
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	10,179,972	2,106,801
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	229,464	67,557
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	883,706
Government National Mortgage Association:
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 0.46% *, 3/20/2043	11,990,193	11,948,475
"FA", Series 2013-111, 1-month USD-LIBOR + 0.300%, 0.49% *, 7/20/2043	15,999,245	15,942,924
“FK”, Series 2013-113, 1-month USD-LIBOR + 0.350%, 0.537% * , 8/20/2043	9,936,699	9,923,484
"KF", Series 2011-74, 1-month USD-LIBOR + 0.400%, 0.595% *, 6/16/2039	11,427,623	11,443,657
"EF", Series 2013-124, 1-month USD-LIBOR + 0.500%, 0.69% *, 4/20/2039	9,458,801	9,480,285
"CI", Series 2015-74, Interest Only, 3.0%, 10/16/2039	7,801,399	590,984
"WZ", Series 2014-99, 3.0%, 7/16/2044	9,618,562	10,795,533
"BW", Series 2014-119, 3.0%, 8/20/2044	4,587,019	5,231,959
"MT", Series 2015-92, 3.0%, 1/20/2045	10,000,000	11,197,087
"Q", Series 2015-141, 3.0%, 7/20/2045	9,820,676	10,408,521
"PY", Series 2015-123, 3.0%, 9/20/2045	10,688,000	11,763,685
"BL", Series 2017-85, 3.0%, 8/20/2046	5,888,857	6,508,369
"YP", Series 2017-93, 3.0%, 2/20/2047	3,495,516	3,896,113
"ML", Series 2017-66, 3.0%, 4/20/2047	4,135,000	4,603,782
"DZ", Series 2017-65, 3.0%, 4/20/2047	2,573,147	2,735,157
"MZ", Series 2017-96, 3.0%, 6/20/2047	2,661,827	2,916,864
"GT", Series 2017-113, 3.0%, 7/20/2047	5,731,733	6,328,970
"JZ", Series 2017-110, 3.0%, 7/20/2047	3,819,631	4,181,227
"KC", Series 2017-155, 3.0%, 10/20/2047	3,605,708	4,035,190
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	2,079,542	138,738
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	4,590,853	100,683
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	13,963,660	2,032,930
"PY", Series 2018-49, 3.5%, 4/20/2048	3,951,000	4,467,811
"JI", Series 2019-117, Interest Only, 3.5%, 9/20/2049	13,745,251	1,117,414
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,647,747
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	14,162,957	397,444
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	4,168,567	222,975
"ZC", Series 2003-86, 4.5%, 10/20/2033	548,655	593,894
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,812,169	2,158,035
"S", Series 2013-134, Interest Only, 5.600% minus 1-month USD-LIBOR, 5.41% *, 9/20/2043	14,689,020	2,820,159
"PC", Series 2003-19, 5.5%, 3/16/2033	1,212,740	1,403,878
"Z", Series 2006-12, 5.5%, 3/20/2036	142,074	179,956
"DZ", Series 2009-106, 5.5%, 11/20/2039	259,171	347,716
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	5,624,121	1,121,726
"SL", Series 2013-99, Interest Only, 6.150% minus 1-month USD-LIBOR, 5.96% *, 3/20/2043	26,984,713	4,258,169
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	382,783	94,910
"SJ", Series 2013-169, Interest Only, 6.250% minus 1-month USD-LIBOR, 6.06% *, 1/20/2043	13,669,692	1,921,506
"AS", Series 2018-124, Interest Only, 6.250% minus 1-month USD-LIBOR, 6.06% *, 9/20/2048	14,839,274	3,075,320
"SG", Series 2017-60, Interest Only, 6.470% minus 1-month USD-LIBOR, 6.28% *, 2/20/2038	14,910,227	2,676,670
"SD", Series 2017-60, Interest Only, 6.520% minus 1-month USD-LIBOR, 6.33% *, 2/20/2038	9,059,413	2,023,039
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	572,993	103,250
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 15.71% *, 6/20/2044	626,622	795,709
JP Morgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 0.968% *, 7/25/2050	5,600,516	5,537,836
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.068% *, 5/25/2050	8,586,370	8,522,004
"A6", Series 2017-2, 144A, 3.0%, 5/25/2047	6,753,160	6,854,247
"A6", Series 2017-4, 144A, 3.0%, 11/25/2048	2,600,580	2,629,599
"A5", Series 2017-4, 144A, 3.5%, 11/25/2048	3,238,589	3,283,407
"A4", Series 2019-1, 144A, 4.0%, 5/25/2049	3,798,244	3,828,624
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	10,992,956	11,153,598
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	4,280,998	4,365,395
Sequoia Mortgage Trust, "A1", Series 2019-CH1, 144A, 4.5%, 3/25/2049	11,605,325	12,021,715
Total Collateralized Mortgage Obligations (Cost $288,575,073)		305,366,284
U.S. Government Agency Sponsored Pass-Throughs 0.2%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	97,173	117,376
Federal National Mortgage Association:
4.0%, 9/1/2040	484,830	532,813
5.0%, 7/1/2044	2,186,676	2,518,251
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $2,963,895)		3,168,440
Municipal Bonds and Notes 0.2%
New Jersey, Turnpike Authority Revenue, Series F, 2.536%, 1/1/2021 (Cost $2,865,390)	2,850,000	2,872,202
Short-Term U.S. Treasury Obligations 1.9%
U.S. Treasury Bills:
0.138% **, 10/22/2020	3,000,000	2,998,493
1.495% **, 7/16/2020 (b)	5,000,000	4,999,734
1.512% **, 7/16/2020	300,000	299,984
1.518% **, 7/16/2020	500,000	499,974
1.598% **, 9/10/2020 (c)	16,000,000	15,995,740
1.802% **, 7/16/2020	3,464,000	3,463,816
Total Short-Term U.S. Treasury Obligations (Cost $28,206,075)		28,257,741
Short Term Investments 17.2%
Hyundai Capital America, 0.91% **, 8/5/2020 (Cost $19,982,500)	20,000,001	19,983,320
	Shares	Value ($)
Cash Equivalents 17.2%
DWS Central Cash Management Government Fund, 0.12% (d) (Cost $232,499,214)	232,499,214	232,499,214
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,011,450,637)	139.9	2,050,409,641
Other Assets and Liabilities, Net	(39.9)	(584,881,397)
Net Assets	100.0	1,465,528,244

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Cash Equivalents 17.2%
DWS Central Cash Management Government Fund, 0.12% (d)
58,053,622	1,461,325,930	1,286,880,338	—	—	631,004	—	232,499,214	232,499,214
DWS ESG Liquidity Fund "Capital Shares", 0.34% (d)
63,684,877	578,233	64,237,225	(13,403)	(12,482)	488,884	—	—	—
121,738,499	1,461,904,163	1,351,117,563	(13,403)	(12,482)	1,119,888	—	232,499,214	232,499,214

*	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2020, this security has been pledged, in whole or in part, as collateral for open centrally cleared swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2020	244	33,893,752	33,957,937	64,185
Ultra 10 Year U.S. Treasury Note	USD	9/21/2020	331	52,081,898	52,127,329	45,431
Ultra Long U.S. Treasury Bond	USD	9/21/2020	187	40,613,734	40,795,219	181,485
Total unrealized appreciation						291,101

At June 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2020	333	41,751,654	41,872,149	(120,495)
U.S. Treasury Long Bond	USD	9/21/2020	741	131,445,152	132,314,812	(869,660)
Total unrealized depreciation						(990,155)

At June 30, 2020, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currencyf	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed - 2.724% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	13,100,000	USD	(2,545,323)	—	(2,545,323)
Fixed - 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/30/2019 5/31/2022	7,700,000	USD	(285,248)	—	(285,248)
Fixed - 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/21/2019 2/21/2023	15,800,000	USD	(932,309)	—	(932,309)
Fixed - 1.741% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/23/2020 1/23/2030	36,600,000	USD	(4,096,063)	—	(4,096,063)
Total unrealized depreciation							(7,858,943)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,230,031,333	$—	$1,230,031,333
Asset-Backed	—	206,308,434	—	206,308,434
Commercial Mortgage-Backed Securities	—	21,922,673	—	21,922,673
Collateralized Mortgage Obligations	—	305,366,284	—	305,366,284
U.S. Government Agency Sponsored Pass-Throughs	—	3,168,440	—	3,168,440
Municipal Bonds and Notes	—	2,872,202	—	2,872,202
Short-Term U.S. Treasury Obligations	—	28,257,741	—	28,257,741
Short-Term Investments (e)	232,499,214	19,983,320	—	252,482,534
Derivatives (f)
Futures Contracts	291,101	—	—	291,101
Total	$232,790,315	$1,817,910,427	$—	$2,050,700,742
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	(990,155)			(990,155)
Interest Rate Swap Contracts	$—	$(7,858,943)	$—	$(7,858,943)
Total	$(990,155)	$(7,858,943)	$—	$(8,849,098)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ (699,054)	$ (7,858,943)